INCOME TAXES - Summary of Effective Income Tax Rate Reconciliation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Income tax benefit (provision) at U.S. statutory rate	$ 24,095	$ 44,246	$ 31,871
Share-based compensation	1,352	0	0
Impairment	0	0	0
Change in U.S. tax rate	0	0	0
Change in valuation allowance due to change in U.S. tax rate	0	0	0
U.S. state tax	4,333	8,563	7,529
Change in valuation allowance	(29,648)	(49,802)	(38,953)
Other	(132)	(3,007)	(447)
Total income tax benefit (provision)	$ 0	$ 0	$ 0